BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities as at April 3, 2023. Updates from the preliminary purchase price allocation primarily reflect revised fair values for (i) certain subclasses of network assets within property, plant and equipment ($539 million increase) and customer relationship intangible assets ($340 million decrease) and the resulting impact on deferred tax liabilities ($243 million increase), (ii) other current assets ($127 million increase), and (iii) goodwill ($119 million decrease).

(In millions of dollars)	Total

Cash consideration [1]	19,033
Issuance of 23.6 million Class B Non-Voting shares [2]	1,450
Fair value of consideration transferred	20,483

Net identifiable asset or liability:
Accounts receivable (net of allowance for doubtful accounts of $31 million)	310
Other current assets [3]	2,448
Property, plant and equipment [4]	8,022
Intangible assets [5]	5,974
Investments	123
Other long-term assets [3]	48
Bank advances	(25)
Short-term borrowings [6]	(200)
Accounts payable and accrued liabilities	(545)
Other current liabilities	(33)
Contract liabilities [7]	(164)
Current portion of long-term debt [8]	(1,000)
Current portion of lease liabilities [9]	(59)
Provisions	(6)
Long-term debt [8]	(3,526)
Lease liabilities [9]	(268)
Other long-term liabilities [10]	(109)
Deferred tax liabilities [11]	(2,693)
Total fair value of identifiable net assets acquired	8,297
Goodwill [12]	12,186
[1]    Includes $151 million of cash used to settle Shaw stock-based compensation programs.
[2] Recorded at fair value based on the market price of RCI Class B Non-Voting shares on the acquisition date.
[3] Consists of contract assets, inventories, prepaid expenses, and other assets as described in note 31.
[4] Includes land and buildings, cable networks, computer equipment and software, customer premise equipment, leasehold improvements, equipment and vehicles, and right-of-use assets. Property, plant and equipment (excluding land) are expected to be amortized over remaining useful lives of 1 to 36 years.
[5]    Includes customer relationships, brand names, and other intangible assets. Intangible assets of $270 million, $5,314 million, and $390 million were allocated to our Wireless, Cable West (i.e. legacy Shaw), and Satellite cash-generating units (CGUs), respectively. Customer relationships, brand names, and other intangible assets are expected to be amortized over average useful lives of eight to fifteen years, three years, and fifteen years, respectively.
[6]    Short-term borrowings were repaid in April 2023 (see note 21).
[7] Represents the fair value of the cost required to fulfill the related contractual obligations.
[8]    Represents the notional principal value of Shaw's outstanding senior notes of $4,550 million and the fair value decrement of $24 million, which will be amortized into finance costs using the effective interest method over the respective remaining terms of the outstanding senior notes, representing a weighted average term to maturity of 9.7 years and weighted average interest rate of 4.7%.
[9]    Represents the present value of future lease payments at the April 3, 2023 incremental borrowing rate of the consolidated company.
[10]    Includes the fair value of the cost required to fulfill the related pension and post-employment obligations.
[11]    Represents the net deferred income tax liability relating to the estimated fair values of assets acquired and liabilities assumed.
[12] Goodwill arises principally from the expected synergies following the integration of Shaw, and future growth of our combined business and customer base as a result of the acquisition. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $432 million, $11,675 million, and $79 million has been allocated to our Wireless, Cable (group), and Satellite CGUs, respectively.

Property, plant and equipment
The table below summarizes the property, plant and equipment acquired from Shaw on closing as at December 31, 2023.

(In millions of dollars)	Land and buildings	Cable networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of-use assets (note 19)	Total property, plant and equipment

Acquired from business combination	308	5,926	370	640	78	99	273	7,694	328	8,022
Depreciation since April 3, 2023	7	695	80	166	27	10	—	985	68	1,053
Net carrying amount	301	5,231	290	474	51	89	273	6,709	260	6,969
Property, plant and equipment will be amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	1 to 36 years
Cable and wireless network	Straight-line	1 to 30 years
Computer equipment and software	Straight-line	1 to 10 years
Customer premise equipment	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	1 to 10 years
Right-of-use assets	Straight-line	Over remaining lease term
The table below summarizes the intangible assets acquired from Shaw on closing as at December 31, 2023.

(In millions of dollars)	Customer relationships	Brand names	Other intangible assets	Total intangible assets	Goodwill	Total intangible assets and goodwill

Acquired from business combination	5,880	75	19	5,974	12,186	18,160
Amortization since April 3, 2023	384	19	1	404	—	404
Net carrying amount	5,496	56	18	5,570	12,186	17,756
The table below summarizes the aggregated purchase price allocations for these acquisitions.

(In millions of dollars)	Total

Cash consideration [1]	153
Fair value of consideration	153

Net identifiable asset or liability:
Current assets	12
Property, plant and equipment	20
Intangible assets [2]	83
Accounts payable and accrued liabilities	(11)
Long-term liabilities	(3)
Deferred tax liabilities	(11)
Total fair value of identifiable net assets acquired	90
Goodwill [3]	63
[1]    Includes $12 million of cash not yet paid that is subject to customary closing conditions.
[2]    Primarily reflects customer relationships with estimated useful lives of 6 to 20 years.
[3] Goodwill arises principally from the expected synergies following these acquisitions and future growth of our combined businesses as a result of the acquisitions. Goodwill is not deductible for tax purposes.